Income Taxes - Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Excess book basis over tax basis of property, plant and equipment	$ 807.8	$ 975.8
Investment in AmeriGas Partners	219.2	326.8
Intangible assets and goodwill	67.6	98.2
Utility regulatory assets	86.7	132.2
Derivative instruments	30.4	0.0
Other	10.6	11.7
Gross deferred tax liabilities	1,222.3	1,544.7
Pension plan liabilities	(20.0)	(57.7)
Employee-related benefits	(43.6)	(65.4)
Operating loss carryforwards	(26.2)	(30.9)
Foreign tax credit carryforwards	(106.1)	(106.1)
Utility regulatory liabilities	(118.6)	(9.3)
Derivative instruments	0.0	(1.7)
Utility environmental liabilities	(14.7)	(22.2)
Other	(29.0)	(27.8)
Gross deferred tax assets	(358.2)	(321.1)
Deferred tax assets valuation allowance	116.8	107.1
Net deferred tax liabilities	$ 980.9	$ 1,330.7